Income Taxes - Summary of Current and Deferred Component of Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	$ 54,288,754	¥ 353,218,915	¥ 144,628,149
Deferred income tax expenses	(15,012,052)	(97,672,912)	(17,787,699)
Income tax expenses	$ 39,276,702	¥ 255,546,003	¥ 126,840,450